Cash flow information (Tables)	6 Months Ended
Dec. 31, 2018
Statement Of Cash Flows [Abstract]
Summary of Cash Flow Information
(in U.S. dollars, in thousands)
(a) Reconciliation of cash and cash equivalents	As of December 31, 2018	As of June 30, 2018
Cash at bank	76,599	37,221
Deposits at call	423	542
	77,022	37,763

(in U.S. dollars, in thousands)
(b) Reconciliation of net cash flows used in operations with (loss)/profit after income tax	Six months ended December 31, 2018	Six months ended December 31, 2017
(Loss)/profit for the period	(44,103)	6,681
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	1,098	1,232
Foreign exchange (gains)/losses	(179)	(192)
Finance costs	3,333	—
Remeasurement of borrowing arrangements	752	—
Remeasurement of contingent consideration	634	(8,702)
Equity settled share-based payment	2,026	4,029
Deferred tax benefit	(3,575)	(26,262)
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables	5,185	(7,496)
(Increase)/decrease in prepayments	(3,553)	1,519
Decrease/(increase) in tax assets	1,654	(910)
Increase/(decrease) in trade creditors and accruals	8,474	(3,899)
Increase/(decrease) in provisions	739	(1,221)
Increase/(decrease) in deferred consideration	10,000	—
Net cash outflows used in operations	(17,515)	(35,221)